Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Shareholders' equity
Ordinary share capital, fully paid	$ 36,054	$ 34,889
Treasury shares held for RSP	(505)	(434)
Other treasury shares held	12	(61)
Total treasury shares held	(493)	(495)
Total share capital	35,561	34,394
Non-controlling interests	$ 52	$ 54
Number of shares in entity held by entity, unvested restricted shares	3,943,660	3,549,035
Number of shares in entity held by entity or by its subsidiaries or associates, other	2,029,795	4,652,579
Parent Entity
Shareholders' equity
Ordinary share capital, fully paid	$ 36,054	$ 34,889
Treasury shares held for RSP	(505)	(434)
Other treasury shares held	(3)	(3)
Total treasury shares held	(508)	(437)
Total share capital	$ 35,546	$ 34,452